Dreyfus/The Boston Company Small Cap Value Fund
Dreyfus/The Boston Company Small Cap Value Fund

October 18, 2013

DREYFUS INVESTMENT FUNDS
Dreyfus/The Boston Company Small Cap Value Fund

Supplement to Summary and Statutory Prospectuses
dated February 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information will supersede and replace the second sentence of the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary - Principal Investment Strategy" in the prospectus and the fourth and fifth sentences of the first paragraph in "Fund Details - Goal and Approach" in the prospectus:

The fund currently considers small-cap companies to be those with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell 2000® Value Index (the “Index”), the fund’s benchmark index. As of September 30, 2013, the market capitalization of the largest company in the Index was approximately $4.32 billion. Market capitalization varies with market changes and reconstitutions of the Index.